ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30, 2019	December 31, 2019

		(Unaudited)
Current assets	$23,946	$10,008
Non-current assets	167	126

Total assets	24,113	10,134

Current liabilities	$17,776	$9,610

Total liabilities	17,776	9,610

	Six months ended December 31,
	2018	2019
	(Unaudited)	(Unaudited)
Revenue	$11,641	$365
Cost of revenue	9,443	200
Net profit	1,653	165
Net cash ( used in ) provided by operating activities	(2,004)	785
Net cash used in investing activities	—	—
Net cash provided by financing activities	—	—